CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]
	2018 £m	2017 £m
Contingent liabilities
Acceptances and endorsements	194	71
Other:
Other items serving as direct credit substitutes	632	740
Performance bonds and other transaction-related contingencies	2,425	2,300
	3,057	3,040
Total contingent liabilities	3,251	3,111

Disclosure of commitments [text block]
	2018 £m	2017 £m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	–
Forward asset purchases and forward deposits placed	731	384
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	11,594	11,156
Other commitments and guarantees	85,060	85,015
	96,654	96,171
1 year or over original maturity	37,712	39,074
Total commitments and guarantees	135,098	135,629

Disclosure of maturity analysis of operating lease payments [text block]	Where a Group company is the lessee the future minimum lease payments under non-cancellable premises operating leases are as follows:

	2018 £m	2017 £m
Not later than 1 year	259	275
Later than 1 year and not later than 5 years	807	845
Later than 5 years	977	934
Total operating lease commitments	2,043	2,054